Accumulated Other Comprehensive Income (Loss) (Summary Of Changes In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ (4,119)
Net of tax amount		1,886		$ (4,607)		$ 26
Ending balance		(2,667)		(4,119)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	(4,119)		488
Other comprehensive income (loss) before reclassification	[1]	2,116		(4,422)
Amount reclassified from accumulated other comprehensive income (loss)	[1]	(230)		(185)
Net of tax amount		1,886	[1]	(4,607)	[1]	26
Reclassification of certain income tax effects from accumulated other comprehensive income	[1]	(434)
Ending balance	[1]	(2,667)		(4,119)		488
Unrealized gains (losses) on available for sale securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	(4,437)		488
Other comprehensive income (loss) before reclassification	[1]	2,127		(4,740)
Amount reclassified from accumulated other comprehensive income (loss)	[1]	(230)		(185)
Net of tax amount	[1]	1,897		(4,925)
Reclassification of certain income tax effects from accumulated other comprehensive income	[1]	(501)
Ending balance	[1]	(3,041)		(4,437)		$ 488
Unrealized gain (loss) on pension liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	318
Other comprehensive income (loss) before reclassification	[1]	(11)		318
Net of tax amount	[1]	(11)		318
Reclassification of certain income tax effects from accumulated other comprehensive income	[1]	67
Ending balance	[1]	$ 374		$ 318

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.